Trade Receivables and Trade Payables - Schedule of Provision for Expected Credit Losses (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Provision for Expected Credit Losses [Abstract]
As at beginning of the year
Add: Charge for the year	1,229,403	302,921
Less: Written off during the year
As at end of the year	RM 1,229,403	$ 302,921